Financial risk management - Foreign Currency Exposure (Details) - Foreign currency contracts - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%	10.00%
Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit before impact on non-fuctional foreign currency exchange exposure, appreciation	€ (5)	€ (9)	€ (8)
Profit before impact on non-functional foreign currency exchange exposure, depreciation	5	9	8
Pre-tax equity impact of non-functional foreign currency exchange exposure, appreciation	(38)	(33)	(6)
Pre-tax equity impact of non-functional foreign currency exchange exposure, depreciation	38	33	6
US dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit before impact on non-fuctional foreign currency exchange exposure, appreciation	(4)	(8)	2
Profit before impact on non-functional foreign currency exchange exposure, depreciation	4	8	(2)
Pre-tax equity impact of non-functional foreign currency exchange exposure, appreciation	109	108	79
Pre-tax equity impact of non-functional foreign currency exchange exposure, depreciation	€ (109)	€ (108)	€ (79)